Intangible Asset, Net (Tables)	3 Months Ended
Mar. 31, 2018
Intangible Asset, Net [Abstract]
Schedule of changes in cost and accumulated amortization for intangible asset
	Satellite System software	Accumulated amortization	Net Cost
January 1, 2016	$4,950,000	$82,500	$4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	4,950,000	1,072,500	3,877,500
Addition	-	123,750	(123,750)
March 31, 2018	$4,950,000	$1,196,250	$3,753,750